CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
INTEREST AND DIVIDEND INCOME:
Loans receivable	$ 53,836,937	$ 57,689,759	$ 60,481,030
Mortgage loans held for sale	5,548,562	6,259,177	5,768,338
Securities and other	867,174	1,155,254	1,573,931
Total interest and dividend income	60,252,673	65,104,190	67,823,299
INTEREST EXPENSE:
Deposits	11,374,452	16,134,364	21,515,584
Advances from Federal Home Loan Bank	1,070,964	1,742,237	3,507,381
Borrowings from the Federal Reserve Bank		484	319,548
Subordinated debentures	505,889	515,308	759,492
Note payable			113,354
Total interest expense	12,951,305	18,392,393	26,215,359
NET INTEREST INCOME	47,301,368	46,711,797	41,607,940
Provision for loan losses	14,800,000	26,064,000	23,030,685
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	32,501,368	20,647,797	18,577,255
NON-INTEREST INCOME:
Mortgage revenues	5,670,484	7,840,478	12,684,367
Retail banking fees	4,148,120	3,777,468	3,893,265
Investment brokerage revenues	1,864,170	1,797,876	1,336,857
Gain on sales of securities			302,714
Bank-owned life insurance income	1,071,637	1,092,149	1,086,693
Other	243,394	332,507	262,734
Total non-interest income	12,997,805	14,840,478	19,566,630
NON-INTEREST EXPENSE:
Salaries and employee benefits	15,021,505	13,979,216	14,270,156
Occupancy, equipment and data processing expense	8,990,060	8,288,918	8,082,272
Advertising	574,438	566,111	1,051,338
Professional services	1,653,032	1,747,584	1,517,781
FDIC deposit insurance premium expense	2,430,621	1,980,105	1,555,200
FDIC special deposit insurance assessment			700,000
Real estate foreclosure losses and expense, net	2,872,484	2,810,765	1,317,809
Postage, document delivery and office supplies expense	898,470	978,703	982,254
Other	1,843,979	1,584,709	1,960,368
Total non-interest expense	34,284,589	31,936,111	31,437,178
INCOME BEFORE INCOME TAXES	11,214,584	3,552,164	6,706,707
INCOME TAX EXPENSE	3,149,807	259,377	1,629,745
NET INCOME	8,064,777	3,292,787	5,076,962
OTHER COMPREHENSIVE INCOME:
Unrealized (loss) gain on investment and mortgage-backed securities available for sale (net of income taxes in 2011, 2010 and 2009 of $22,999, $94,962 and ($177,844), respectively)	(37,524)	(154,939)	290,167
Comprehensive income	8,027,253	3,137,848	5,367,129
Income available to common shares	$ 5,998,761	$ 1,232,887	$ 3,811,669
Per-share amounts:
Basic earnings per common share (in dollars per share)	$ 0.57	$ 0.12	$ 0.37
Weighted average common shares outstanding - basic (in shares)	10,543,316	10,380,822	10,178,681
Diluted earnings per common share (in dollars per share)	$ 0.55	$ 0.12	$ 0.37
Weighted average common shares outstanding - diluted (in shares)	10,987,605	10,626,919	10,402,165